FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       February 7, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       83

Form 13F Information Table Value Total:       $197,504



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      503    10788 SH       SOLE                             10788
Adobe Systems Inc              COM              00724F101     3353    53450 SH       SOLE                             53450
Affiliated Computer Services I COM              008190100     2331    38735 SH       SOLE                             38735
Altria Group Inc               COM              02209S103      401     6565 SH       SOLE                              6565
American International Group   COM              026874107     1248    18997 SH       SOLE                             18997
Amgen Inc                      COM              031162100     3233    50390 SH       SOLE                             50390
Amphenol Corp-CL A             COM              032094203     2976    81000 SH       SOLE                             81000
Avery-Dennison Corp            COM              053611109      387     6450 SH       SOLE                              6450
BJ Services Co                 COM              055482103     2888    62050 SH       SOLE                             62050
Bank of America Corp           COM              060505104     5642   120059 SH       SOLE                            120059
BellSouth Corp                 COM              079860102     4248   152850 SH       SOLE                            152850
Best Buy Co Inc                COM              086516101     3683    61985 SH       SOLE                             61985
Caremark Rx Inc                COM              141705103     4258   107990 SH       SOLE                            107990
Cendant Corp                   COM              151313103     2626   112300 SH       SOLE                            112300
ChevronTexaco Corp             COM              166764100     4319    82250 SH       SOLE                             82250
Cisco Systems Inc              COM              17275R102     3013   155970 SH       SOLE                            155970
Citigroup Inc                  COM              172967101     3286    68212 SH       SOLE                             68212
Coach Inc                      COM              189754104     5679   100695 SH       SOLE                            100695
Coca Cola Co                   COM              191216100      773    18568 SH       SOLE                             18568
Costco Wholesale Corp          COM              22160K105      402     8310 SH       SOLE                              8310
Cullen/Frost Bankers           COM              229899109     1861    38300 SH       SOLE                             38300
Danaher Corp                   COM              235851102     3285    57225 SH       SOLE                             57225
Dell Inc                       COM              24702R101     8844   209877 SH       SOLE                            209877
Dow Chemical Co                COM              260543103      446     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      241    16200 SH       SOLE                             16200
East West Bancorp Inc          COM              27579R104      252     6000 SH       SOLE                              6000
Ebay Inc                       COM              278642103     3585    30818 SH       SOLE                             30818
Ecolab Inc                     COM              278865100     2196    62500 SH       SOLE                             62500
Exxon Mobil Corp               COM              30231G102     1014    19788 SH       SOLE                             19788
Fannie Mae                     COM              313586109     1313    18440 SH       SOLE                             18440
First Data Corp                COM              319963104     2788    65534 SH       SOLE                             65534
General Electric Co            COM              369604103     6707   183743 SH       SOLE                            183743
Gillette Co                    COM              375766102      269     6000 SH       SOLE                              6000
Goldman Sachs Group Inc        COM              38141g104     2455    23600 SH       SOLE                             23600
Harley-Davidson Inc            COM              412822108     2308    38000 SH       SOLE                             38000
Health Management Assoc Inc    COM              421933102      534    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     1675    39200 SH       SOLE                             39200
Illinois Tool Works Inc        COM              452308109     1223    13200 SH       SOLE                             13200
International Business Machine COM              459200101     4557    46229 SH       SOLE                             46229
Johnson & Johnson              COM              478160104     5185    81759 SH       SOLE                             81759
Kellogg Co                     COM              487836108     2633    58950 SH       SOLE                             58950
Lehman Brothers Holding Inc    COM              524908100     2979    34050 SH       SOLE                             34050
Lennar Corp                    COM              526057104     1907    33650 SH       SOLE                             33650
Lowe's Companies               COM              548661107      645    11200 SH       SOLE                             11200
MBNA Corp                      COM              55262L100     4185   148451 SH       SOLE                            148451
Manpower Inc                   COM              56418H100     2093    43325 SH       SOLE                             43325
Masco Corp                     COM              574599106     3215    88000 SH       SOLE                             88000
McGraw-Hill Companies Inc      COM              580645109     2898    31660 SH       SOLE                             31660
Medtronic Inc                  COM              585055106     3537    71200 SH       SOLE                             71200
Microsoft Corp                 COM              594918104     5310   198710 SH       SOLE                            198710
Nike Inc Cl B                  COM              654106103     2898    31960 SH       SOLE                             31960
Northern Trust Corp.           COM              665859104      647    13320 SH       SOLE                             13320
Omnicom Group                  COM              681919106     2213    26250 SH       SOLE                             26250
Pactiv Corporation             COM              695257105     3034   119950 SH       SOLE                            119950
Paychex Inc                    COM              704326107     1968    57750 SH       SOLE                             57750
Pfizer Inc                     COM              717081103     1684    62624 SH       SOLE                             62624
Plantronics, Inc               COM              727493108     2188    52750 SH       SOLE                             52750
Procter & Gamble Co            COM              742718109     3740    67895 SH       SOLE                             67895
SBC Communications Inc         COM              78387G103      647    25117 SH       SOLE                             25117
Schering Plough Corp           COM              806605101      448    21440 SH       SOLE                             21440
Smith International Inc        COM              832110100      341     6264 SH       SOLE                              6264
Southern Co                    COM              842587107      357    10638 SH       SOLE                             10638
St Jude Medical Inc            COM              790849103     4198   100125 SH       SOLE                            100125
Stryker Corp                   COM              863667101     3722    77150 SH       SOLE                             77150
SunTrust Banks Inc             COM              867914103      728     9848 SH       SOLE                              9848
Symantec Corp                  COM              871503108      613    23800 SH       SOLE                             23800
United Parcel Service -CL B    COM              911312106     3427    40100 SH       SOLE                             40100
United Technologies Corp       COM              913017109     5064    49000 SH       SOLE                             49000
UnitedHealth Group Inc         COM              91324p102     4047    45975 SH       SOLE                             45975
V F Corp                       COM              918204108      244     4409 SH       SOLE                              4409
Verizon Communications         COM              92343v104      224     5523 SH       SOLE                              5523
Wachovia Corp                  COM              929903102     4282    81401 SH       SOLE                             81401
Wal-Mart Stores Inc            COM              931142103     4615    87365 SH       SOLE                             87365
Walgreen Co                    COM              931422109      861    22450 SH       SOLE                             22450
Wellpoint Health Networks      COM              94973h108      742     6450 SH       SOLE                              6450
Wells Fargo Company            COM              949746101     3774    60725 SH       SOLE                             60725
XTO Energy Inc                 COM              98385X106     4030   113905 SH       SOLE                            113905
American EuroPacific Growth Fu                  298706102      206 5779.730000SH     SOLE                        5779.730000
American High Income Tr SBI                     026547109      161 12768.783000SH    SOLE                        12768.783000
American Wash Mutual Invst-A                    939330106      282 9172.814000SH     SOLE                        9172.814000
Munder Midcap Select Fd Cl A                    626124283      223 11081.540000SH    SOLE                        11081.540000
Nations Marsico Growth Fd Cl A                  638914473      284 16004.676000SH    SOLE                        16004.676000
New Perspective Fund Cl A                                      223 8051.615000SH     SOLE                        8051.615000